Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2020 Fund	Sep. 29, 2023
Fidelity Managed Retirement 2020 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(14.56%)
Since Inception	2.30%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(1.94%)	[1]
IXZNK
Average Annual Return:
Past 1 year	(13.94%)
Since Inception	2.24%	[1]

[1]	AFrom August 1, 2019.